Goodwill - Key Assumptions Used in Performing Impairment Test, by each CGU (Detail)		Mar. 31, 2024	Mar. 31, 2023
TSLU [member]
Disclosure of information for cash-generating units [line items]
Discount rate		13.40%	13.40%
Perpetual growth rate		2.00%	2.00%
MRHP [member]
Disclosure of information for cash-generating units [line items]
Discount rate		13.10%	13.10%
Perpetual growth rate		2.00%	2.00%
HCLS [member]
Disclosure of information for cash-generating units [line items]
Discount rate		13.10%	13.10%
Perpetual growth rate		2.00%	2.00%
BFSI [member]
Disclosure of information for cash-generating units [line items]
Discount rate		13.30%	13.30%
Perpetual growth rate		2.00%	2.00%
WNS Global BPM [member]
Disclosure of information for cash-generating units [line items]
Discount rate	[1]	14.30%	14.30%
Perpetual growth rate	[1]	4.00%	4.00%
South Africa [member]
Disclosure of information for cash-generating units [line items]
Discount rate		17.00%	17.00%
Perpetual growth rate		3.00%	3.00%
Denali Sourcing Services Inc. [member]
Disclosure of information for cash-generating units [line items]
Discount rate		11.50%	11.50%
Perpetual growth rate		2.50%	2.50%
Research and analytics [member]
Disclosure of information for cash-generating units [line items]
Discount rate		14.30%	14.30%
Perpetual growth rate		4.00%	4.00%
HealthHelp [member]
Disclosure of information for cash-generating units [line items]
Discount rate		11.50%	11.50%
Perpetual growth rate		2.50%	2.50%
Technology services [member]
Disclosure of information for cash-generating units [line items]
Discount rate		11.60%	11.60%
Perpetual growth rate		2.00%	2.00%
Vuram [member]
Disclosure of information for cash-generating units [line items]
Discount rate		13.50%	13.50%
Perpetual growth rate		3.00%	3.00%
Insurance [member]
Disclosure of information for cash-generating units [line items]
Discount rate		14.30%	14.30%
Perpetual growth rate		4.00%	4.00%
Smart Cube [member]
Disclosure of information for cash-generating units [line items]
Discount rate		12.00%	12.00%
Perpetual growth rate		3.00%	3.00%
OptiBuy [member]
Disclosure of information for cash-generating units [line items]
Discount rate		11.60%	11.60%
Perpetual growth rate		2.50%	2.50%

[1]	Excludes South Africa, Research and Analytics, Technology services, Denali, HealthHelp, Vuram, Smart Cube, Optibuy and Insurance CGUs.